Provisions - Reconciliation Of Changes In Provisions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Changes in Provisions [Line Items]
Beginning balance	€ 45,766
Ending balance	47,715	€ 45,766
Current	47,715	45,766
Non-current	0	0
Total provisions	47,715	45,766
License Review Provision [Member]
Reconciliation of Changes in Provisions [Line Items]
Beginning balance	0	24,265
Settled in the year		(13,556)
Amounts transferred to accruals during the year		(10,709)
Provided in the year	0	0
Ending balance	0	0
Total provisions	0	0
Withholding, Indirect And Gaming Taxes [Member]
Reconciliation of Changes in Provisions [Line Items]
Beginning balance	45,766	22,797
Arising on business combinations		17,879
Settled in the year	(706)	(110)
Effects of movements in exchange rates	840
Amounts transferred to accruals during the year	(1,610)
Provided in the year	3,425	5,200
Ending balance	47,715	45,766
Total provisions	€ 47,715	€ 45,766